MARKETABLE SECURITIES (Details)	6 Months Ended
Jun. 30, 2017 USD ($)
Available-for-sale Securities [Roll Forward]
Available-for-sale securities, ending balance	$ 9,172,000
U.S. Stock Exchange Investment
Available-for-sale Securities [Roll Forward]
Available-for-sale securities, opening balance	0
Available-for-sale securities, ending balance	0
Norwegian Over the Counter Investment
Available-for-sale Securities [Roll Forward]
Available-for-sale securities, opening balance	6,524,000
Unrealized gain	2,648,000
Available-for-sale securities, ending balance	$ 9,200,000